CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 1,082,713	$ 1,012,437
Total expenses	1,082,713	1,012,437
Other income
Unrealized and realized gain on investment held in Trust Account	1,035,607	1,942,709
Change in fair value of derivative liabilities	(608,960)	6,600,605
Total other income	426,647	8,543,314
(Loss) income before tax	(656,066)	7,530,877
(Loss) income tax expense	(304,024)	(337,607)
Net (loss) income	$ (960,090)	$ 7,193,270
Class A Common Stock
Other income
Weighted average shares outstanding of Common Stock, basic (in Shares)	3,994,189	15,737,185
Basic net (loss) income per share - Class A Common Stock (in Dollars per share)	$ (0.14)	$ 0.36
Weighted average shares outstanding, diluted (in Shares)	3,994,189	15,737,185
Diluted net income (loss) per share (in Dollars per share)	$ (0.14)	$ 0.36
Class B Common Stock
Other income
Weighted average shares outstanding of Common Stock, basic (in Shares)	3,015,106	4,500,528
Basic net (loss) income per share - Class A Common Stock (in Dollars per share)	$ (0.14)	$ 0.36
Weighted average shares outstanding, diluted (in Shares)	3,015,106	4,500,528
Diluted net income (loss) per share (in Dollars per share)	$ (0.14)	$ 0.36